Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities

The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	Fair Value Measurements at September 30, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$6,526	$—	$—	$6,526
Investments in Securities	868	60,547	—	61,415
	$7,394	$60,547	$—	$67,941
Liabilities:
Warrant liability - public warrants	$806	$—	$—	$806
Warrant liability - private placement warrants	—	1,387	—	1,387
Warrant liability - Series A penny warrants	—	—	1,533	1,533
	$806	$1,387	$1,533	$3,726

	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$887	$—	$—	$887
Investments in Securities	849	70,381	—	71,230
	$1,736	$70,381	$—	$72,117
Liabilities:
Warrant liability - public warrants	$1,555	$—	$—	$1,555
Warrant liability - private placement warrants	—	953	—	953
	$1,555	$953	$—	$2,508

The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

(in thousands)	Fair Value Measurements at December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$887	$—	$—	$887
Short-term investments	849	70,381	—	71,230
	$1,736	$70,381	$—	$72,117
Liabilities:
Warrant liability - public warrants	$1,555	$—	$—	$1,555
Warrant liability - private placement warrants	—	953	—	953
	$1,555	$953	$—	$2,508

(in thousands)	Fair Value Measurements at December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$515	$—	$—	$515
Short-term investments	—	69,448	—	69,448
	$515	$69,448	$—	$69,963
Liabilities:
Derivative liability	$—	$—	$971	$971
	$—	$—	$971	$971

Schedule of Valuation Assumptions

The fair value of the Series A Penny Warrant liability as of March 4, 2024 and September 30, 2024 was determined utilizing a Monte Carlo simulation valuation method, using the following inputs and assumptions:

$ in thousands, except for Stock price, Strike price, and share amounts	March 4, 2024
Warrant Shares	1,304,907
Aggregate Value Cap	$11,250
Stock price	$15.49
Strike price	$0.01
Term (in years)	5 years
Volatility	95.0%
Risk free rate	4.2%
Dividend Rate	—%

$ in thousands, except for Stock price, Strike price, and share amounts	September 30, 2024
Warrant Shares	1,274,742
Aggregate Value Cap	$11,250
Stock price	$2.98
Strike price	$0.01
Term (in years)	4.4 years
Volatility	105.0%
Risk free rate	3.6%
Dividend Rate	—%

The fair value of the derivative liability as of October 17, 2022 and December 27, 2023 was determined using the following assumptions:

October 17, 2022
Exchange closing price	$9.82
Contractual conversion price	$10.00
Risk-free rate	4.3%
Estimated volatility	4.5%

December 27, 2023
Exchange closing price	$11.98
Contractual conversion price	$10.00
Risk-free rate	5.6%
Estimated volatility	15.1%

Schedule of Change in Fair Value of Derivative Liability

The following table shows the change in the fair value of the derivative liability for the year ended December 31, 2023 and December 31, 2022:

(in thousands)	Amount
Balance as of December 31, 2021	$—
Issuance of derivative instrument	$1,441
Change in fair value of derivative liability	$(470)
Balance as of December 31, 2022	$971
Change in fair value of derivative liability	14,589
Derecognition of derivative liability	$(15,560)
Balance as of December 31, 2023	$—